Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock Plans [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
The following table shows stock-based compensation expense included in the Consolidated Statements of Income:

	Years Ended December 31,
	2013	2012	2011
Cost of equipment sales	$886	$1,212	$1,292
Cost of support services	382	522	557
Cost of business services	527	721	770
Selling, general and administrative	11,099	15,176	15,689
Research and development	435	596	640
Discontinued operations (1)	1,592	—	—
Stock-based compensation expense	14,921	18,227	18,948
Tax benefit	(5,759)	(6,061)	(6,170)
Stock-based compensation expense, net of tax	$9,162	$12,166	$12,778

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
The following table summarizes information about restricted stock units during 2013 and 2012:

	2013		2012
	Shares	Weighted average grant date fair value	Shares	Weighted average grant date fair value
Restricted stock units outstanding at beginning of the year	1,909,160	$17.68	1,629,055	$22.33
Granted	1,365,798	10.37	999,381	14.72
Vested	(1,049,572)	17.52	(598,543)	22.27
Forfeited	(284,074)	13.33	(120,733)	18.75
Restricted stock units outstanding at end of the year	1,941,312	$13.19	1,909,160	$17.68
The following table summarizes information about market stock units during 2013 and 2012:

	2013		2012
	Shares	Weighted average grant date fair value	Shares	Weighted average grant date fair value
Market stock units outstanding at beginning of the year	198,145	$17.91	—	$—
Granted	—	—	205,013	17.91
Forfeited	(9,718)	17.91	(6,868)	17.91
Market stock units outstanding at the end of the year	188,427	$17.91	198,145	$17.91

Schedule of Share-based Compensation, Stock Options, Activity
The following table summarizes information about stock option activity during 2013 and 2012:

	2013		2012
	Shares	Per share weighted average exercise prices	Shares	Per share weighted average exercise prices
Options outstanding at beginning of the year	13,653,245	$35.28	14,471,464	$36.42
Granted	800,000	21.93	600,000	15.71
Exercised	(35,461)	22.09	—	—
Canceled	(628,731)	32.93	(525,361)	36.15
Expired	(1,392,159)	32.39	(892,858)	40.20
Options outstanding at the end of the year	12,396,894	$34.90	13,653,245	$35.28
Options exercisable at the end of the year	10,864,753	$36.84	11,762,341	$37.44

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The following table summarizes information about stock options outstanding and exercisable at December 31, 2013:

	Options Outstanding			Options Exercisable
Range of per share exercise prices	Shares	Per share weighted-average exercise price	Weighted-average remaining contractual life	Shares	Per share weighted-average exercise price	Weighted-average remaining contractual life
$13.39 - $22.99	2,401,807	$20.32	7.6 years	1,411,807	$21.42	6.6 years
$23.00 - $30.99	2,462,402	25.32	6.3 years	1,920,261	25.28	5.9 years
$31.00 - $38.99	1,535,814	36.86	4.1 years	1,535,814	36.86	4.1 years
$39.00 - $48.03	5,996,871	44.16	1.4 years	5,996,871	44.16	1.4 years
	12,396,894	$34.90	3.9 years	10,864,753	$36.84	3.3 years

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of stock options granted during the year was determined using the following assumptions:

	Years Ended December 31,
	2013	2012	2011
Expected dividend yield	7.7%	9.3%	6.1%
Expected stock price volatility	29.5%	30.0%	26.1%
Risk-free interest rate	1.8%	1.2%	3.3%
Expected life	7.9 years	7.9 years	7.4 years
Weighted-average fair value per option granted	$0.88	$0.48	$3.45